Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss		6 Months Ended
		Jun. 30, 2026 HKD ($) $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 HKD ($) $ / shares shares
Revenue		$ 11,999,533	$ 1,530,162	$ 15,069,401
Cost of revenue		3,172,842	404,596	9,712,918
Gross profit		8,826,691	1,125,566	5,356,483
Operating expenses
Selling and marketing expense		2,549,046	325,050	3,206,886
Research and development expense		0	0	20,911
General and administrative expense		32,320,418	4,121,451	16,198,821
Total operating expenses		34,869,464	4,446,501	19,426,618
Loss from operations		(26,042,773)	(3,320,935)	(14,070,135)
Investment gain (losses), net
Option premium income		8,139,300	1,037,911	0
Realized gain on disposal of digital assets		214,867	27,400	0
Investment income from stable coins and digital assets		5,188,573	661,639	0
Change in fair value of derivative liabilities		2,158,422	275,239	0
Change in fair value of stable coins, digital assets and digital assets – restricted		(2,124,820,727)	(270,953,931)	0
Change in fair value of marketable securities		1,616,700	206,159	0
Others		(92,802)	(11,834)	0
Total investment gain (losses), net		(2,107,595,667)	(268,757,417)	0
Other income
Other income , net		1,407,185	179,442	5,520
Interest income, net		3,270,428	417,040	157,295
Total other income, net		4,677,613	596,482	162,815
Loss before income taxes		(2,128,960,827)	(271,481,870)	(13,907,320)
Income tax (benefit) expense		9,292	1,185	(211,956)
Net loss		(2,128,970,119)	(271,483,055)	(13,695,364)
Other comprehensive loss
Foreign currency translation adjustment		658,128	83,922	12,789
Comprehensive loss		$ (2,128,311,991)	$ (271,399,133)	$ (13,682,575)
Weighted average ordinary shares outstanding - basic (in shares)		50,176,485	50,176,485	1,656,459
Weighted average ordinary shares outstanding - diluted (in shares)	[1]	50,176,485	50,176,485	1,656,459
Class A
Other comprehensive loss
Weighted average ordinary shares outstanding - basic (in shares)		49,045,623	49,045,623	525,597
Weighted average ordinary shares outstanding - diluted (in shares)		49,045,623	49,045,623	525,597
Loss per ordinary share - basic (in HK$ per share or USD per share) | (per share)		$ (42.43)	$ (5.41)	$ (8.27)
Loss per ordinary share - diluted (in HK$ per share or USD per share) | (per share)	[1]	$ (42.43)	$ (5.41)	$ (8.27)
Class B
Other comprehensive loss
Weighted average ordinary shares outstanding - basic (in shares)		1,130,862	1,130,862	1,130,862
Weighted average ordinary shares outstanding - diluted (in shares)		1,130,862	1,130,862	1,130,862
Loss per ordinary share - basic (in HK$ per share or USD per share) | (per share)		$ (42.43)	$ (5.41)	$ (8.27)
Loss per ordinary share - diluted (in HK$ per share or USD per share) | (per share)	[1]	$ (42.43)	$ (5.41)	$ (8.27)

[1]	Giving retroactive effect to the 8 to 1 share consolidation effected on July 10, 2025. See Note 18 for additional information.